Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Product revenue	$ 9,677,278	$ 93,255,813	$ 310,856,407
Service revenue	9,327,023	15,804,253	8,185,386
Total revenues	19,004,301	109,060,066	319,041,793
Cost of revenues	21,903,644	139,623,799	294,596,001
Gross profit (loss)	(2,899,343)	(30,563,733)	24,445,792
Operating expenses:
Selling expenses	925,373	1,213,294	4,095,835
General and administrative expenses	22,822,085	18,870,794	51,410,864
Total operating expenses	23,747,458	20,084,088	55,506,699
Loss from operations	(26,646,801)	(50,647,821)	(31,060,907)
Other income (expenses):
Interest income	824,435	217,200	453,991
Interest expenses	(728,346)	(2,041,491)	(921,047)
Other income	81,733	84,992	1,139,514
Exchange gain (loss)	(288,346)	5,693,798	(403,544)
Government grants	4,006,567	6,298,893	798,680
VAT refund		9,138	27,368,030
Other expenses	(108,624)	(287,530)	(8,289,391)
Total other income	3,787,419	9,975,000	20,146,233
Loss before income taxes provision	(22,859,382)	(40,672,821)	(10,914,674)
Income taxes provision	9,251,542	400,311	899,586
Net Loss	(32,110,924)	(41,073,132)	(11,814,260)
Less: net income (loss) attributable to non-controlling interest	(1,435,504)	1,330,237	494,234
Net loss attributable to Ebang International Holdings Inc.	(30,675,420)	(42,403,369)	(12,308,494)
Comprehensive loss
Net loss	(32,110,924)	(41,073,132)	(11,814,260)
Other comprehensive income (loss):
Foreign currency translation adjustment	1,960,109	(1,188,488)	(11,363,682)
Total comprehensive loss	(30,150,815)	(42,261,620)	(23,177,942)
Less: comprehensive income (loss) attributable to non-controlling interest	(893,905)	1,330,237	494,234
Comprehensive loss attributable to Ebang International Holdings Inc.	$ (29,256,910)	$ (43,591,857)	$ (23,672,176)
Net loss per ordinary share attributable to Ebang International Holdings Inc.
Basic (in Dollars per share)	$ (0.25)	$ (0.38)	$ (0.36)
Diluted (in Dollars per share)	$ (0.25)	$ (0.38)	$ (0.36)
Weighted average ordinary shares outstanding
Basic (in Shares)	121,941,226	111,771,000	33,808,506
Diluted (in Shares)	121,941,226	111,771,000	33,808,506